Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 184,986,124	$ 201,300,690
Other current assets, net		592,996	2,201,076
Due from subsidiaries		164,048,882	140,062,677
Total current assets		349,628,002	343,564,443
Total assets		349,628,002	343,564,443
Current liabilities:
Accrued liabilities and other payable			22,525
Deficit of investments in subsidiaries		105,396,182	81,964,970
Due to subsidiaries			1,984,164
Total current liabilities		105,396,182	83,971,659
Total liabilities		105,396,182	83,971,659
Shareholders’ equity:
Additional paid-in capital		396,090,766	396,454,715
Accumulated deficit		(138,105,596)	(124,012,067)
Accumulated other comprehensive loss		(13,777,506)	(12,874,020)
Total shareholders’ equity		244,231,820	259,592,784
Total liabilities and shareholders’ equity		349,628,002	343,564,443
Class A Ordinary Shares
Shareholders’ equity:
Ordinary share value	[1]	18,178	18,178
Class B Ordinary Shares
Shareholders’ equity:
Ordinary share value	[1]	$ 5,978	$ 5,978

[1]	As of December 31, 2025 and 2024, 263,322 shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.